LONG-TERM INVESTMENT- Additional Information (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Jul. 31, 2017 CNY (¥)
Equity method investment
Total investment	$ 452,303	$ 463,907
Investment income attributable to the equity investment	$ 4,016	$ 40,196	$ 69,494
Gansu QLS
Equity method investment
Ownership interest acquired (in percent)	79.71%
Moshangfa (Gansu) Fertilizer Industry Co., Ltd [Member]
Equity method investment
Ownership interest acquired (in percent)										40.00%
Total investment | ¥										¥ 3,300,000
Moshangfa (Gansu) Fertilizer Industry Co., Ltd [Member]
Equity method investment
Payments to acquire investments				¥ 441,250	$ 64,165	¥ 1,658,750	$ 253,596	¥ 1,200,000	$ 176,121